Discontinued Operations, Assets Held for Sale - Carrying Amounts of Assets and LIabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current liabilities of discontinued operations	$ 8,685	$ 6,059	$ 5,925
Commercial Business Segment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable	189	813	392
Total current assets of discontinued operations	189	813	392
Accounts payable	122	3,115	1,491
Accrued expenses and other current liabilities	8,248	2,944	4,434
Total current liabilities of discontinued operations	$ 8,370	$ 6,059	$ 5,925